SCHEDULE OF EXPLORATION AND HOLDING EXPENSES (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Exploration and holding expenses		$ 2,344	$ 2,538	$ 4,299	$ 5,411
Platosa Property (Mexico) [Member]
IfrsStatementLineItems [Line Items]
Exploration work	[1]	151	305	559	1,559
Holding costs		52	50	155	149
Evolucion (Mexico) [Member]
IfrsStatementLineItems [Line Items]
Exploration work		29	61	98	195
Holding costs		86	72	257	216
Silver City (Germany) [Member]
IfrsStatementLineItems [Line Items]
Exploration work		175	1,423	887	2,142
Holding costs	[2]
Kilgore (USA) [Member]
IfrsStatementLineItems [Line Items]
Exploration work		1,721	497	2,213	1,020
Holding costs		$ 130	$ 130	$ 130	$ 130

[1]	Platosa property exploration excludes underground drilling at the Platosa Mine which is capitalized to property, plant and equipment (Note 4).
[2]	There are no annual fees associated with exploration licenses in Saxony, Germany. See Note 5 for capitalized earn-in payments under the Globex Agreement.